10. NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable Details Narrative
Accrued interest	$ 2,375,000		$ 2,375,000		$ 2,250,000	$ 2,065,000
Note payable	400,000		400,000		0
Interest Expenses	20,924	$ 7,479	28,321	$ 14,959	$ 7,479
Outstanding balance	$ 525,000		$ 525,000